Leases (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 03, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Weighted average discount rate					8.69%	3.25%
Finance lease term		2 years			18 months
Percentage of interest payable					7.00%
Interest payable					$ 14
Weighted average remaining lease term					1 year 8 months 12 days	2 years 6 months
Impairment loss		$ 540	$ 0	$ 550
Loss on lease cancelation			$ 300	$ 300
Office Building [Member]
Leases [Line Items]
Operating leases initial term			2 years	2 years
Warehouse [Member]
Leases [Line Items]
Operating leases initial term			5 years	5 years
Equipment Purchase Agreement [Member]
Leases [Line Items]
Payments to Acquire Equipment on Lease	$ 1,700